Document and Entity Information (USD $)	12 Months Ended
	Apr. 27, 2013	May 31, 2013	Oct. 29, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	BKS
Entity Registrant Name	BARNES & NOBLE INC
Entity Central Index Key	0000890491
Current Fiscal Year End Date	--04-27
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		59,702,169
Entity Public Float			$ 611,254,527